American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 29, 2024

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 29, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.3%
Brazil — 10.4%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	53,100	255,934
Embraer SA, ADR(1)	6,245	121,715
Fleury SA	36,600	117,212
Marcopolo SA, Preference Shares	178,200	312,588
PRIO SA	36,400	321,157
Santos Brasil Participacoes SA	92,300	194,957
Sendas Distribuidora SA	34,100	97,544
Vivara Participacoes SA	20,700	136,165
VTEX, Class A(1)	10,782	89,922
YDUQS Participacoes SA	40,500	165,875
		1,813,069
Canada — 0.3%
ERO Copper Corp.(1)(2)	2,880	49,063
China — 2.7%
BOC Aviation Ltd.	7,300	53,737
Far East Horizon Ltd.(2)	93,000	74,745
Shenzhen Envicool Technology Co. Ltd., Class A	44,300	158,837
Tongcheng Travel Holdings Ltd.(1)	76,000	191,060
		478,379
Greece — 2.0%
OPAP SA	8,175	149,024
Piraeus Financial Holdings SA(1)	46,363	204,827
		353,851
Hong Kong — 1.4%
MGM China Holdings Ltd.(1)	148,400	239,818
India — 28.9%
Alembic Pharmaceuticals Ltd.	14,846	182,217
AU Small Finance Bank Ltd.	12,031	82,473
Craftsman Automation Ltd.	1,130	57,047
Crompton Greaves Consumer Electricals Ltd.	13,987	48,993
Fortis Healthcare Ltd.	61,109	300,164
Indian Hotels Co. Ltd.	67,833	480,123
Jyothy Labs Ltd.	70,319	391,843
KEI Industries Ltd.(1)	4,310	166,568
MakeMyTrip Ltd.(1)	5,702	351,756
PB Fintech Ltd.(1)	25,893	364,219
Persistent Systems Ltd.	2,499	260,054
Phoenix Mills Ltd.	12,856	426,578
Prestige Estates Projects Ltd.	36,618	515,364
Shriram Finance Ltd.	7,692	225,954
Supreme Industries Ltd.	3,089	154,487
Torrent Pharmaceuticals Ltd.	5,695	183,485
Varun Beverages Ltd.	30,504	518,397
WNS Holdings Ltd., ADR(1)	3,403	196,353
Wonderla Holidays Ltd.	12,922	146,774
		5,052,849
Indonesia — 2.7%
Ciputra Development Tbk. PT	2,808,500	226,484

Mitra Adiperkasa Tbk. PT	1,949,100	238,111
		464,595
Malaysia — 1.9%
Carlsberg Brewery Malaysia Bhd.	18,800	75,467
Gamuda Bhd.	230,700	257,314
		332,781
Mexico — 7.3%
Corp. Inmobiliaria Vesta SAB de CV	90,478	317,656
GCC SAB de CV	23,492	246,384
Gentera SAB de CV	213,229	320,514
Qualitas Controladora SAB de CV	34,626	389,039
		1,273,593
Philippines — 2.0%
Bloomberry Resorts Corp.(1)	1,292,400	258,103
International Container Terminal Services, Inc.	17,560	90,115
		348,218
Russia(3) — 0.0%
HeadHunter Group PLC, ADR(1)	776	—
Saudi Arabia — 8.0%
Al-Dawaa Medical Services Co.	4,179	127,714
Arabian Contracting Services Co.	4,180	293,057
Catrion Catering Holding Co.	3,974	141,628
Leejam Sports Co. JSC	4,383	251,662
National Medical Care Co.	5,106	274,004
Riyadh Cables Group Co.	10,599	316,718
		1,404,783
South Africa — 1.1%
Capitec Bank Holdings Ltd.(2)	702	73,961
Clicks Group Ltd.(2)	7,506	117,204
		191,165
South Korea — 7.9%
BGF retail Co. Ltd.	637	63,206
Cosmax, Inc.	1,500	121,271
Dentium Co. Ltd.(1)	825	89,519
Fila Holdings Corp.	3,341	96,292
Han Kuk Carbon Co. Ltd.	8,482	65,982
Hankook Tire & Technology Co. Ltd.	6,053	246,601
Hyundai Autoever Corp.(1)	880	98,823
Hyundai Mipo Dockyard Co. Ltd.	1,216	57,563
Jeisys Medical, Inc.	13,167	78,033
LG Innotek Co. Ltd.	428	65,042
Orion Corp.	1,609	112,222
Samsung Engineering Co. Ltd.(1)	6,478	119,812
Soulbrain Co. Ltd.	824	168,910
		1,383,276
Taiwan — 16.5%
Accton Technology Corp.	11,000	181,021
Airtac International Group	2,000	76,626
Alchip Technologies Ltd.	4,000	524,730
Asia Vital Components Co. Ltd.	15,000	253,034
ASMedia Technology, Inc.	7,000	522,487
Bizlink Holding, Inc.	7,067	54,293
Chailease Holding Co. Ltd.	12,595	69,636
Chroma ATE, Inc.	14,000	103,344
Eclat Textile Co. Ltd.	8,000	136,734

Global Unichip Corp.	3,000	151,200
Himax Technologies, Inc., ADR	8,059	44,405
King Yuan Electronics Co. Ltd.	118,000	332,280
Pegavision Corp.	6,000	76,016
Sercomm Corp.	21,000	90,110
Simplo Technology Co. Ltd.	7,000	94,497
Winbond Electronics Corp.	190,467	168,393
		2,878,806
Thailand — 3.9%
Bumrungrad Hospital PCL	34,900	217,753
Erawan Group PCL, NVDR(1)	944,000	124,932
Minor International PCL	92,700	82,083
Thai Oil PCL	49,000	77,386
WHA Corp. PCL	1,415,400	181,598
		683,752
Turkey — 1.2%
Sok Marketler Ticaret AS	95,548	204,940
United Arab Emirates — 2.1%
Burjeel Holdings PLC	201,070	168,968
Emirates Central Cooling Systems Corp.	444,211	198,481
		367,449
TOTAL COMMON STOCKS (Cost $12,845,995)		17,520,387
EXCHANGE-TRADED FUNDS — 1.0%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	180,933
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,159	15,159
State Street Navigator Securities Lending Government Money Market Portfolio(4)	178,490	178,490
		193,649
Repurchase Agreements — 0.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.625% - 3.875%, 9/30/29 - 2/15/53, valued at $1,389), in a joint trading account at 5.27%, dated 2/29/24, due 3/1/24 (Delivery value $1,354)		1,353
TOTAL SHORT-TERM INVESTMENTS (Cost $195,002)		195,002
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $13,179,974)		17,896,322
OTHER ASSETS AND LIABILITIES — (2.4)%		(426,796)
TOTAL NET ASSETS — 100.0%		$17,469,526

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	20.6%
Information Technology	16.5%
Industrials	13.6%
Consumer Staples	10.5%
Financials	10.3%
Health Care	9.7%
Real Estate	9.6%
Materials	3.9%
Energy	2.3%
Communication Services	2.2%
Utilities	1.1%
Exchange-Traded Funds	1.0%
Short-Term Investments	1.1%
Other Assets and Liabilities	(2.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $170,567. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $179,252, which includes securities collateral of $762.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$804,151	$16,716,236	—
Exchange-Traded Funds	—	180,933	—
Short-Term Investments	193,649	1,353	—
	$997,800	$16,898,522	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.